Commitments and Contingencies - Schedule of Minimum Future Operating Lease Payments (Details) $ in Thousands	Sep. 30, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 8,659
2018	10,002
2019	6,873
2020	6,306
2021	5,368
2022 and thereafter	14,097
Total	$ 51,305